Non-trading securities	12 Months Ended
Mar. 31, 2018
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following table presents information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Asahi Fire and Marine Insurance Co., Ltd (“AFM”), Nomura’s consolidated insurance subsidiary as of March 31, 2017.

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	25,326	2,434	198	27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

On March 30 2018, Nomura disposed all of its controlling financial interest in AFM to Rakuten, Inc., an unrelated third party entity. As a result of the transaction, AFM was not consolidated as of March 31, 2018 and a gain of approximately ¥8.0 billion was recognized in earnings within Revenue—Other for the year ended March 31, 2018. Information regarding the cost and/or amortized cost, unrealized gains and losses and fair value of non-trading securities has not been provided as of March 31, 2018 as there were no non-trading securities held by Nomura through AFM at such date.

For the year ended March 31, 2017, non-trading securities of ¥63,100 million were disposed of resulting in ¥4,696 million of realized gains and ¥1,304 million of realized losses. Total proceeds received from these disposals were ¥66,492 million. For the year ended March 31, 2018, non-trading securities of ¥40,643 million were disposed of resulting in ¥3,040 million of realized gains and ¥1,688 million of realized losses. Total proceeds received from these disposals were ¥41,994 million. Related gains and losses were computed using the average method. There were no transfers of non-trading securities to trading assets for the year ended March 31, 2017 and 2018.

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017. Equivalent information has not been provided as of March 31, 2018 as there were no non-trading securities held by Nomura through AFM at such date.

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months			Total
	Fair value	Gross unrealized losses	Fair value		Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥		¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198		—	—	3,366	198
Corporate bonds	28,398	930		—	—	28,398	930
Equity securities	1,394	22		—	—	1,394	22

Total	¥60,476	¥1,735	¥		¥0	¥60,476	¥1,735

As of March 31, 2017, the total number of non-trading securities in unrealized loss positions was 41. Equivalent information has not been provided as of March 31, 2018 as there were no non-trading securities held by Nomura through AFM at such date.

For the year ended March 31, 2017, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥1,080 million. For the year ended March 31, 2017, credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥226 million.

For the year ended March 31, 2017, the non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities and reported within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.

For the year ended March 31, 2018, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥30 million. For the year ended March 31, 2018, credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥186 million.

For the year ended March 31, 2018, the non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities and reported within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.